SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 11:- SHAREHOLDERS' EQUITY

a.         Share capital:

The Ordinary shares entitle their holders the right to receive notice to participate in and vote at general meetings of the Company and the right to receive cash dividends, if declared.

b.         Share options:

MTS has authorized, through its 1996 Incentive Share Option Plan (the "Plan"), to grant options to purchase up to 750,000 of MTS's Ordinary shares to officers, employees and directors of MTS or any subsidiary, pursuant to section 102 of the Israel Income Tax Ordinance. Any option, which is canceled or forfeited before expiration, will become available for future grants.

Each option granted under the Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options were exercised. The options primarily vest gradually over four years of employment.

In 2003, pursuant to an amendment in section 102 of the Israeli Income Tax Ordinance the Company rolled-over the remaining 446,958 options available at that time under the Plan for future grants under the 2003 Incentive Share Option Plan (the "2003 Plan") that conforms with the amended provisions of section 102 of the Israel Income Tax Ordinance. In August 2013, shareholders approved amendments to the 2003 Plan. Its term was extended by ten years so that the 2003 Plan will expire on November 30, 2023, unless further extended. The number of ordinary shares issuable under the 2003 Plan was increased by an additional 500,000 Ordinary shares, so that the Company is entitled to issue up to 946,957 ordinary shares under the 2003 Plan.

In June 2006, the Company authorized pursuant to its 2006 Stock Option plan (the "2006 Plan"), to grant options to officers, employees and directors of MTS IntegraTRAK or any subsidiary of up to 200,000 of the Company's Ordinary shares. Each option granted under the 2006 Plan may be either an option intended to be treated as an "incentive stock option", within the meaning of section 422 of the Internal Revenue Code of 1986, as amended, or an option that will be treated as a "non-qualified stock option".

At the Company's 2011 annual general meeting, shareholders approved an amendment to the 2006 Plan to provide for the issuance thereunder of an additional 200,000 Ordinary shares and to increase the total number of Ordinary shares with respect to which options may be granted there-under to any eligible employee during any 12 month period to 150,000 Ordinary shares, subject to adjustment as provided in the 2006 Plan.

At the Company's 2013 annual general meeting, shareholders approved an amendment to the 2006 Plan to provide for the issuance thereunder of an additional 150,000 Ordinary shares, such that the Company will be entitled to issue options to purchase up to 550,000 Ordinary shares under the 2006 Plan. Each option granted under the 2006 Plan is exercisable until the earlier of five years from the date of the grant of the option or the expiration dates of the option plan. The exercise price of the options granted under the 2006 Plan may not be less than the fair market value of an Ordinary share determined as of the date of grant of the option.

During 2014 7,078 options were exercised under the 2006 Plans.

As of December 31, 2014 926,708 Ordinary shares are available for future option grants.

c.         A summary of option activity under the Company's stock option plans to its employees as of December 31, 2014 and changes during the year ended December 31, 2014 are as follows:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	403,250	$1.86
Granted	75,000	$1.38
Exercised	7,078	$0.28
Expired and forfeited	114,672	$2.49

Outstanding at December 31, 2014	356,500	$1.68	2.69	$(214.36)

Vested and expected to vest	298,856	$1.68	2.66	$(205.48)

Exercisable at December 31, 2014	56,000	$0.51	2.35	$(53.87)

The weighted average grant-date fair value of options granted during 2013 and 2014 was $ 1.45 and $ 1.38 per option, respectively.

The total compensation cost related to options granted to employees under the Company's share-based compensation plans recognized for the years ended December 31, 2012, 2013 and 2014 amounted at $ 41, $ 93 and $ 84, respectively, net of estimated forfeitures.

As of December 31, 2014, there was $ 80 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of three years.

d.         Total stock-based compensation expenses recognized in 2012, 2013 and 2014:

The total stock-based compensation expense related to employees' equity-based awards, recognized for the years ended December 31, 2012, 2013 and 2014, was comprised as follows:

	Year ended December 31,
	2012	2013	2014

Cost of revenues	$-	$7	$11
Research and development expenses	1	7	13
Selling and marketing	1	-	1
General and administrative expenses	39	79	59

	$41	$93	$84

e.       Options to non-employees:

Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through

August 8, 2013	consultant	40,000	-	2.08	August 2018

At the Company's 2013 annual general meeting, shareholder approved the grant of options to one of the Company's consultants, who also serves as a director of the Company, to purchase 40,000 ordinary shares. In January 2014 those options expired since the Company's consultant resigned as a director of the Company effective January 31, 2014.

In November 2011, the Company granted 7,250 options to a consultant. The Company accounted for its outstanding options to non-employees under the fair value method of ASC 505-50. The fair value for these options was estimated at the measurement date using the Black-Scholes-Merton option-pricing model. Compensation income (expense) related to the grant of stock options to non-employees amounted to $ (3) $ (14) and $ 15 for the years ended December 31, 2012, 2013 and 2014, respectively.